Financing receivables (Tables)	6 Months Ended
Sep. 30, 2023
Financing Receivables [Abstract]
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies
The following tables present a summary of loans receivable reported within
Loans and receivables
or
Investments in and advances to affiliated companies
in the consolidated balance sheets as of March 31, 2023, and September 30, 2023 by portfolio segment.

	Millions of yen
	March 31, 2023
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivables
Loans at banks	¥802,595	¥—	¥802,595
Short-term secured margin loans	457,273	—	457,273
Inter-bank money market loans	—	—	—
Corporate loans	1,103,869	1,650,115	2,753,984

Total loans receivables	¥2,363,737	¥1,650,115	¥4,013,852

Advances to affiliated companies	4,000	—	4,000

Total	¥2,367,737	¥1,650,115	¥4,017,852

	Millions of yen
	September 30, 2023
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivables
Loans at banks	¥840,707	¥—	¥840,707
Short-term secured margin loans	542,026	—	542,026
Inter-bank money market loans	—	—	—
Corporate loans	1,433,855	1,908,000	3,341,855

Total loans receivables	¥2,816,588	¥1,908,000	¥4,724,588

Advances to affiliated companies	8,014	298	8,312

Total	¥2,824,602	¥1,908,298	¥4,732,900

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for doubtful accounts
The following tables present changes in the allowances for current expected credit losses for the six and three months ended September 30, 2022 and 2023 as determined using the CECL impairment model defined by ASC 326.

	Millions of yen
	Six months ended September 30, 2022
	Allowances for current expected credit losses against loans				Allowances against receivables other than loans (1)	Total allowances for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥2,434	¥—	¥62,353	¥64,787	¥1,559	¥66,346
Provision for credit losses	672	—	1,372	2,044	15	2,059
Written-offs	(1,523)	—	(2,552)	(4,075)	—	(4,075)
Other (2)	(417)	—	7,981	7,564	262	7,826

Ending balance	¥1,166	¥—	¥69,154	¥70,320	¥1,836	¥72,156

	Millions of yen
	Six months ended September 30, 2023
	Allowances for current expected credit losses against loans				Allowances against receivables other than loans (1)	Total allowances for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥1,126	¥—	¥2,930	¥4,056	¥1,776	¥5,832
Provision for credit losses	—	—	537	537	14	551
Written-offs	—	—	(386)	(386)	—	(386)
Other (2)	(377)	—	226	(151)	(65)	(216)

Ending balance	¥749	¥—	¥3,307	¥4,056	¥1,725	¥5,781

	Millions of yen
	Three months ended September 30, 2022
	Allowances for current expected credit losses against loans				Allowances for receivables other than loans (1)	Total allowances for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥3,016	¥—	¥65,242	¥68,258	¥1,842	¥70,100
Provision for credit losses	90	—	156	246	(13)	233
Written-offs	(1,523)	—	(82)	(1,605)	—	(1,605)
Other (2)	(417)	—	3,838	3,421	7	3,428

Ending balance	¥1,166	¥—	¥69,154	¥70,320	¥1,836	¥72,156

	Millions of yen
	Three months ended September 30, 2023
	Allowances for current expected credit losses against loans				Allowances for receivables other than loans (1)	Total allowances for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥1,126	¥—	¥3,083	¥4,209	¥1,739	¥5,948
Provision for credit losses	—	—	262	262	12	274
Written-offs	—	—	(10)	(10)	—	(10)
Other (2)	(377)	—	(28)	(405)	(26)	(431)

Ending balance	¥749	¥—	¥3,307	¥4,056	¥1,725	¥5,781

(1)	Includes amounts recognized against collateralized agreements, customer contract assets and receivables and other receivables.
(2)	Primarily includes the effect of recoveries collected and foreign exchange movements.

Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators
The following tables present an analysis of each class of loans not carried at fair value using Nomura’s internal ratings or equivalent credit quality indicators applied by subsidiaries by years of origination as of March 31, 2023 and September 30, 2023. The amounts of write offs during the six months ended September 30, 2023 were not significant.

	Millions of yen
	March 31, 2023
	2023	2022	2021	2020	2019	2018 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥104,543	¥152,888	¥5,960	¥8,050	¥14,817	¥16,047	¥—	¥302,305
BB-CCC	117,680	199,696	—	1,642	415	2,395	—	321,828
CC-D	—	—	—	—	—	—	—	—
Others (1)	55,842	45,404	—	—	—	—	—	101,246

Total secured loans at banks	¥278,065	¥397,988	¥5,960	¥9,692	¥15,232	¥18,442	¥—	¥725,379

Unsecured loans at banks:
AAA-BBB	¥4,673	¥9,297	¥9,169	¥9,513	¥11,036	¥25,806	¥—	¥69,494
BB-CCC	—	—	1,000	3,370	1,692	1,660	—	7,722
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥4,673	¥9,297	¥10,169	¥12,883	¥12,728	¥27,466	¥—	¥77,216

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	217,767	2,081	—	—	—	—	237,425	457,273

Total short-term secured margin loans	¥217,767	¥2,081	¥—	¥—	¥—	¥—	¥237,425	¥457,273

Unsecured inter-bank money market loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured inter-bank money market loans	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—

Secured corporate loans:
AAA-BBB	¥9,132	¥433,330	¥184,579	¥169,393	¥20,423	¥—	¥10,392	¥827,249
BB-CCC	598	8,242	7,322	14,954	23,811	20,791	69,260	144,978
CC-D	—	—	—	—	—	—	—	—
Others (1)	1,550	458	—	—	2	—	119	2,129

Total secured corporate loans	¥11,280	¥442,030	¥191,901	¥184,347	¥44,236	¥20,791	¥79,771	¥974,356

	Millions of yen
	March 31, 2023
	2023	2022	2021	2020	2019	2018 or earlier	Revolving	Total
Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	2,184	—	—	2,184
Others	200	3	472	166	—	126,488	—	127,329

Total unsecured corporate loans	¥200	¥3	¥472	¥166	¥2,184	¥126,488	¥—	¥129,513

Advances to affiliated companies
AAA-BBB	¥—	¥3,000	¥1,000	¥—	¥—	¥—	¥—	¥4,000
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total advances to affiliated companies	¥—	¥3,000	¥1,000	¥—	¥—	¥—	¥—	¥4,000

Total	¥511,985	¥854,399	¥209,502	¥207,088	¥74,380	¥193,187	¥317,196	¥2,367,737

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.

	Millions of yen
	September 30, 2023
	2023	2022	2021	2020	2019	2018 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥220,003	¥83,534	¥5,810	¥4,100	¥14,962	¥14,347	¥—	¥342,756
BB-CCC	241,935	64,946	—	1,718	—	1,935	—	310,534
CC-D	—	—	—	—	—	—	—	—
Others (1)	115,596	—	—	—	—	—	—	115,596

Total secured loans at banks	¥577,534	¥148,480	¥5,810	¥5,818	¥14,962	¥16,282	¥—	¥768,886

Unsecured loans at banks:
AAA-BBB	¥10,867	¥3,928	¥8,774	¥9,264	¥10,734	¥22,032	¥—	¥65,599
BB-CCC	1,556	—	1,000	733	2,233	700	—	6,222
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥12,423	¥3,928	¥9,774	¥9,997	¥12,967	¥22,732	¥—	¥71,821

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	255,763	2,067	—	—	—	—	284,196	542,026

Total short-term secured margin loans	¥255,763	¥2,067	¥—	¥—	¥—	¥—	¥284,196	¥542,026

Unsecured inter-bank money market loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured inter-bank money market loans	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—

Secured corporate loans:
AAA-BBB	¥190,714	¥177,565	¥70,811	¥137,399	¥28,391	¥13,313	¥501,982	¥1,120,175
BB-CCC	10,308	10,886	4,829	22,475	7,891	1,605	104,329	162,323
CC-D	—	—	—	—	—	—	—	—
Others (1)	4,342	—	—	—	1,176	—	451	5,969

Total secured corporate loans	¥205,364	¥188,451	¥75,640	¥159,874	¥37,458	¥14,918	¥606,762	¥1,288,467

	Millions of yen
	September 30, 2023
	2023	2022	2021	2020	2019	2018 or earlier	Revolving	Total
Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	2,450	—	—	2,450
Others	340	—	530	187	—	141,881	—	142,938

Total unsecured corporate loans	¥340	¥—	¥530	¥187	¥2,450	¥141,881	¥—	¥145,388

Advances to affiliated companies
AAA-BBB	¥4,014	¥3,000	¥1,000	¥—	¥—	¥—	¥—	¥8,014
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total advances to affiliated companies	¥4,014	¥3,000	¥1,000	¥—	¥—	¥—	¥—	¥8,014

Total	¥1,055,438	¥345,926	¥92,754	¥175,876	¥67,837	¥195,813	¥890,958	¥2,824,602

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.